UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7171

Name of Fund: Merrill Lynch Global Small Cap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Small Cap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                  Shares
                    Industry                        Held   Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
Africa
---------------------------------------------------------------------------------------------------------------------------
South               Food & Staples               874,050   Massmart Holdings Ltd.                           $     8,280,399
Africa - 1.7%       Retailing - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Health Care Providers      9,853,700   Network Healthcare Holdings Ltd.                      14,466,053
                    & Services - 1.1%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Africa - 1.7%                  22,746,452
---------------------------------------------------------------------------------------------------------------------------
Europe
---------------------------------------------------------------------------------------------------------------------------
Denmark - 2.8%      Electrical                   729,666   Vestas Wind Systems A/S (d)                           18,163,111
                    Equipment - 1.3%
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 1.5%              79,415   Topdanmark A/S (a)                                     9,942,088
                                                 189,400   TrygVesta A/S                                         11,072,431
                                                                                                            ---------------
                                                                                                                 21,014,519
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Denmark                        39,177,630
---------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Construction &               412,200   YIT Oyj                                               11,163,729
                    Engineering - 0.8%
                    -------------------------------------------------------------------------------------------------------
                    Multiline                    186,895   Stockmann AB 'B'                                       7,481,771
                    Retail - 0.6%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Finland                        18,645,500
---------------------------------------------------------------------------------------------------------------------------
France - 2.2%       Commercial Services &        151,700   Eurofins Scientific (a)                                8,615,438
                    Supplies - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%           5,009,800   SCOR                                                  12,731,539
                    -------------------------------------------------------------------------------------------------------
                    Leisure Equipment &          169,582   Trigano SA                                             9,509,923
                    Products - 0.7%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in France                         30,856,900
---------------------------------------------------------------------------------------------------------------------------
Germany - 2.4%      Commercial Services &         64,500   CTS Eventim AG                                         2,169,930
                    Supplies - 0.2%
                    -------------------------------------------------------------------------------------------------------
                    Electrical                   788,500   SGL Carbon AG (a)                                     14,389,452
                    Equipment - 1.0%
                    -------------------------------------------------------------------------------------------------------
                    Machinery - 0.7%             229,500   Heidelberger Druckmaschn                              10,109,398
                    -------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%       575,140   Paion AG (a)                                           6,605,125
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Germany                        33,273,905
---------------------------------------------------------------------------------------------------------------------------
Greece - 1.0%       Construction                 293,600   Titan Cement Co. SA                                   13,998,887
                    Materials - 1.0%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Greece                         13,998,887
---------------------------------------------------------------------------------------------------------------------------
Ireland - 1.6%      Airlines - 0.9%              216,473   Ryanair Holdings Plc (a)(d)(e)                        11,841,073
                    -------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%       2,126,450   Greencore Group Plc                                   10,029,575
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Ireland                        21,870,648
---------------------------------------------------------------------------------------------------------------------------
Italy - 2.3%        Building                     574,200   Permasteelisa SpA                                     10,354,278
                    Products - 0.8%
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%             981,400   Milano Assicurazioni SpA                               7,129,443
                    -------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &          443,300   Valentino Fashion Group SpA                           13,669,051
                    Luxury Goods - 1.0%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Italy                          31,152,772
---------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.2%  Commercial Services &        358,772   Tele Atlas NV (a)(d)                                   8,166,737
                    Supplies - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Food Products - 1.3%       1,049,900   Koninklijke Wessanen NV CVA                           17,508,074
                    -------------------------------------------------------------------------------------------------------
                    Health Care Providers     15,144,900   LMA International NV (a)                               8,610,641
                    & Services - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Media - 0.7%                 529,400   Endemol NV                                             8,892,311
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the Netherlands                43,177,763
---------------------------------------------------------------------------------------------------------------------------
Norway - 2.0%       Energy Equipment &         1,522,000   Ocean RIG ASA (a)                                     10,923,029
                    Services - 2.0%            1,027,600   Stolt Offshore SA (a)                                 16,127,567
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Norway                         27,050,596
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                  Shares
                    Industry                        Held   Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
Spain - 0.5%        Construction &                92,000   Grupo Ferrovial SA                               $     7,425,999
                    Engineering - 0.5%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Spain                           7,425,999
---------------------------------------------------------------------------------------------------------------------------
Sweden - 1.9%       Biotechnology - 0.7%         253,900   Q-Med AB                                              10,033,899
                    -------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%       604,200   Boliden AB                                             9,264,136
                    -------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable        597,200   Tanganyika Oil Co., Ltd. (a)                           7,451,878
                    Fuels - 0.5%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Sweden                         26,749,913
---------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.6%  Chemicals - 0.8%             707,700   Clariant AG                                           10,938,930
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%              57,758   Swiss Life Holding                                    12,065,604
                    -------------------------------------------------------------------------------------------------------
                    Semiconductors &             175,795   Micronas Semiconductor Holding AG Registered
                    Semiconductor                          Shares                                                 5,589,228
                    Equipment - 0.4%
                    -------------------------------------------------------------------------------------------------------
                    Specialty                     88,700   Dufry Group (a)                                        6,447,947
                    Retail - 0.5%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Switzerland                    35,041,709
---------------------------------------------------------------------------------------------------------------------------
Turkey - 0.8%       Beverages - 0.8%             326,682   Anadolu Efes Biracilik Ve Malt Sanayii AS             10,440,227
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Turkey                         10,440,227
---------------------------------------------------------------------------------------------------------------------------
United              Aerospace &                1,886,400   QinetiQ Plc (a)                                        6,388,670
Kingdom - 4.8%      Defense - 0.5%
                    -------------------------------------------------------------------------------------------------------
                    Construction &             1,240,300   Amec Plc                                               8,669,966
                    Engineering - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 1.7%           2,502,000   Amlin Plc                                             12,064,733
                                                 734,392   Amlin Plc - New Shares (a)                             3,550,818
                                               4,188,761   Brit Insurance Holdings Plc                            7,065,791
                                                                                                            ---------------
                                                                                                                 22,681,342
                    -------------------------------------------------------------------------------------------------------
                    Machinery - 0.7%           3,841,800   Enodis Plc                                             9,995,664
                    -------------------------------------------------------------------------------------------------------
                    Software - 0.6%              853,250   Surfcontrol Plc (a)                                    8,228,804
                    -------------------------------------------------------------------------------------------------------
                    Specialty                  6,971,691   Game Group Plc                                         9,825,329
                    Retail - 0.7%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the United Kingdom             65,789,775
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Europe - 29.5%                404,652,224
---------------------------------------------------------------------------------------------------------------------------
Latin America
---------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%       Construction &               545,700   Obrascon Huarte Lain Brasil SA (a)                     6,863,360
                    Engineering - 0.5%
                    -------------------------------------------------------------------------------------------------------
                    Transportation               973,200   Cia de Concessoes Rodoviarias                          9,083,678
                    Infrastructure - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Water Utilities - 1.0%     1,187,200   Companhia de Saneamento de Minas Gerais (a)           13,181,388
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Brazil                         29,128,426
---------------------------------------------------------------------------------------------------------------------------
Mexico - 1.1%       Beverages - 0.5%           2,741,200   Embotelladoras Arca SA de CV                           6,316,216
                    -------------------------------------------------------------------------------------------------------
                    Construction &             2,829,500   Empresas ICA Sociedad Controladora,
                    Engineering - 0.6%                     SA de CV (a)                                           8,649,609
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Mexico                         14,965,825
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Latin America - 3.2%           44,094,251
---------------------------------------------------------------------------------------------------------------------------
Middle East
---------------------------------------------------------------------------------------------------------------------------
Israel - 0.9%       Chemicals - 0.7%           1,466,100   Frutarom                                              10,166,341
                    -------------------------------------------------------------------------------------------------------
                    Communications                73,500   AudioCodes Ltd. (a)                                    1,015,770
                    Equipment - 0.1%
                    -------------------------------------------------------------------------------------------------------
                    Semiconductors &             173,500   PowerDsine Ltd. (a)                                    1,197,150
                    Semiconductor
                    Equipment - 0.1%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the Middle East - 0.9%         12,379,261
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                  Shares
                    Industry                        Held   Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.3%      Capital Markets - 0.5%       157,400   Lazard Ltd. Class A                              $     6,964,950
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%              68,100   Everest Re Group Ltd.                                  6,358,497
                                                 104,500   RenaissanceRe Holdings Ltd.                            4,558,290
                                                                                                            ---------------
                                                                                                                 10,916,787
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Bermuda                        17,881,737
---------------------------------------------------------------------------------------------------------------------------
Canada - 4.9%       Biotechnology - 0.6%       2,049,100   Diagnocure, Inc. (a)(g)                                8,167,594
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%             271,700   Northbridge Financial Corp.                            6,823,941
                    -------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.0%       257,400   Agnico-Eagle Mines Ltd.                                7,837,830
                                                 560,100   Kinross Gold Corp. (a)                                 6,121,893
                                                                                                            ---------------
                                                                                                                 13,959,723
                    -------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable        153,800   Cameco Corp.                                           5,537,116
                    Fuels - 0.4%
                    -------------------------------------------------------------------------------------------------------
                    Paper & Forest               975,900   Abitibi-Consolidated, Inc.                             4,040,457
                    Products - 0.3%
                    -------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.3%       669,900   Labopharm, Inc. (a)                                    4,628,317
                    -------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%           880,900   TGS North American Real Estate Investment Trust        6,456,108

                    -------------------------------------------------------------------------------------------------------
                    Software - 1.3%              445,025   Cognos, Inc. (a)                                      17,311,473
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Canada                         66,924,729
---------------------------------------------------------------------------------------------------------------------------
Cayman              Electronic Equipment &     2,650,500   Kingboard Chemical Holdings Ltd.                       8,009,720
Islands - 0.6%      Instruments - 0.6%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the Cayman Islands              8,009,720
---------------------------------------------------------------------------------------------------------------------------
United              Biotechnology - 1.5%         951,125   BioMarin Pharmaceuticals, Inc. (a)(d)                 12,764,098
States - 29.7%                                   220,700   PDL BioPharma, Inc. (a)                                7,238,960
                                                                                                            ---------------
                                                                                                                 20,003,058
                    -------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.7%        95,500   Affiliated Managers Group (a)(d)                      10,181,255
                    -------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%             697,100   Chemtura Corp.                                         8,211,838
                    -------------------------------------------------------------------------------------------------------
                    Communications               307,400   Adtran, Inc.                                           8,047,732
                    Equipment - 1.8%             389,200   Foundry Networks, Inc. (a)                             7,067,872
                                                 653,900   Mastec, Inc. (a)                                       9,265,763
                                                                                                            ---------------
                                                                                                                 24,381,367
                    -------------------------------------------------------------------------------------------------------
                    Computers &                  521,200   Novatel Wireless, Inc. (a)(d)                          4,664,740
                    Peripherals - 1.3%           422,451   Stratasys, Inc. (a)                                   12,453,855
                                                                                                            ---------------
                                                                                                                 17,118,595
                    -------------------------------------------------------------------------------------------------------
                    Containers &                 365,900   Packaging Corp. of America (d)                         8,210,796
                    Packaging - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Distributors - 1.0%          546,600   Interline Brands, Inc. (a)                            13,790,718
                    -------------------------------------------------------------------------------------------------------
                    Diversified Consumer         938,200   Educate, Inc. (a)                                      7,993,464
                    Services - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Electronic Equipment &       500,400   Aeroflex, Inc.                                         6,870,492
                    Instruments - 0.5%
                    -------------------------------------------------------------------------------------------------------
                    Energy Equipment &           655,150   Key Energy Services, Inc. (a)                          9,991,038
                    Services - 2.4%            1,087,600   Newpark Resources, Inc. (a)                            8,918,320
                                                 332,600   Rowan Cos., Inc. (d)                                  14,621,096
                                                                                                            ---------------
                                                                                                                 33,530,454
                    -------------------------------------------------------------------------------------------------------
                    Health Care Equipment        461,800   Cytyc Corp. (a)                                       13,013,524
                    & Supplies - 3.2%            108,800   Inverness Medical Innovations, Inc. (a)                3,125,824
                                                 182,000   Millipore Corp. (a)                                   13,296,920
                                                 208,100   SonoSite, Inc. (a)                                     8,457,184
                                                 315,800   Thoratec Corp. (a)                                     6,085,466
                                                                                                            ---------------
                                                                                                                 43,978,918
                    -------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                  Shares
                    Industry                        Held   Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers        355,300   Pharmaceutical Product Development, Inc.         $    12,296,933
                    & Services - 0.9%
                    -------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &        200,325   The Cheesecake Factory, Inc. (a)(d)                    7,502,171
                    Leisure - 1.4%               256,351   Red Robin Gourmet Burgers, Inc. (a)                   12,099,767
                                                                                                            ---------------
                                                                                                                 19,601,938
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%             327,650   Covanta Holding Corp. (a)                              5,461,926
                    -------------------------------------------------------------------------------------------------------
                    Internet Software &          431,000   Aladdin Knowledge Systems Ltd. (a)                     9,675,950
                    Services - 1.9%            1,989,150   SupportSoft, Inc. (a)                                  8,811,935
                                                 830,050   webMethods, Inc. (a)                                   6,989,021
                                                                                                            ---------------
                                                                                                                 25,476,906
                    -------------------------------------------------------------------------------------------------------
                    Leisure Equipment &          415,300   Marvel Entertainment, Inc. (a)(d)                      8,355,836
                    Products - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Machinery - 1.1%             756,300   Wabash National Corp. (d)                             14,936,925
                    -------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.3%       246,600   Stillwater Mining Co. (a)                              4,059,036
                    -------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable        152,800   Brigham Exploration Co. (a)                            1,338,528
                    Fuels - 0.5%                 228,900   Callon Petroleum Co. (a)                               4,811,478
                                                                                                            ---------------
                                                                                                                  6,150,006
                    -------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%       284,800   First Horizon Pharmaceutical Corp. (a)                 7,179,808
                    -------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%            44,100   DiamondRock Hospitality Co.                              609,021
                    -------------------------------------------------------------------------------------------------------
                    Semiconductors &             840,800   Entegris, Inc. (a)(d)                                  8,946,112
                    Semiconductor                449,900   Genesis Microchip, Inc. (a)                            7,666,296
                    Equipment - 2.7%             915,950   Integrated Device Technology, Inc. (a)                13,611,017
                                                 822,500   Monolithic System Technology, Inc. (a)                 7,287,350
                                                                                                            ---------------
                                                                                                                 37,510,775
                    -------------------------------------------------------------------------------------------------------
                    Software - 1.4%              338,800   Informatica Corp. (a)(d)                               5,268,340
                                                  41,775   NAVTEQ Corp. (a)                                       2,115,904
                                                 228,575   Sybase, Inc. (a)                                       4,827,504
                                                 585,000   Wind River Systems, Inc. (a)(d)                        7,283,250
                                                                                                            ---------------
                                                                                                                 19,494,998
                    -------------------------------------------------------------------------------------------------------
                    Specialty                    105,375   Abercrombie & Fitch Co. Class A                        6,143,363
                    Retail - 1.9%                224,800   AnnTaylor Stores Corp. (a)                             8,270,392
                                                  73,150   GameStop Corp. Class A (a)                             3,448,291
                                                 358,650   Urban Outfitters, Inc. (a)(d)                          8,801,271
                                                                                                            ---------------
                                                                                                                 26,663,317
                    -------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &          173,950   Polo Ralph Lauren Corp. (d)                           10,543,110
                    Luxury Goods - 0.8%
                    -------------------------------------------------------------------------------------------------------
                    Trading Companies &          708,300   UAP Holding Corp.                                     15,228,450
                    Distributors - 1.1%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the United States             407,839,940
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in North America - 36.5%         500,656,126
---------------------------------------------------------------------------------------------------------------------------
Pacific Basin
---------------------------------------------------------------------------------------------------------------------------
Australia - 3.0%    Airlines - 0.4%            2,167,700   Qantas Airways Ltd.                                    5,471,687
                    -------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%           1,528,300   Lion Nathan Ltd.                                       8,837,883
                    -------------------------------------------------------------------------------------------------------
                    Health Care Equipment        422,300   Cochlear Ltd.                                         16,001,527
                    & Supplies - 1.2%
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%           1,308,277   Promina Group Ltd.                                     5,102,768
                    -------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%         4,129,195   CFS Gandel Retail Trust                                5,741,413
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Australia                      41,155,278
---------------------------------------------------------------------------------------------------------------------------
China - 0.6%        Transportation            19,328,600   Shenzhen Expressway Co. Ltd.                           7,597,084
                    Infrastructure - 0.6%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in China                           7,597,084
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                  Shares
                    Industry                        Held   Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.8%    Diversified Financial      1,948,300   Hong Kong Exchanges and Clearing Ltd.            $    11,750,284
                    Services - 0.9%
                    -------------------------------------------------------------------------------------------------------
                    Media - 0.9%              10,881,500   Clear Media Ltd. (a)                                  12,620,540
                    -------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &        1,052,800   Peace Mark Holdings Ltd.                                 444,328
                    Luxury Goods - 0.0%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Hong Kong                      24,815,152
---------------------------------------------------------------------------------------------------------------------------
India - 2.3%        IT Services - 0.7%           482,809   Satyam Computer Services Ltd.                          9,200,076
                    -------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%     2,536,400   Hindalco Industries Ltd.                              10,384,072
                    -------------------------------------------------------------------------------------------------------
                    Specialty                    280,666   Pantaloon Retail India Ltd.                           12,438,356
                    Retail - 0.9%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in India                          32,022,504
---------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%    Media - 0.2%              34,958,700   Surya Citra Media Tbk PT                               2,577,565
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Indonesia                       2,577,565
---------------------------------------------------------------------------------------------------------------------------
Japan - 13.2%       Auto Components - 0.4%       417,000   Koito Manufacturing Co. Ltd.                           5,838,495
                    -------------------------------------------------------------------------------------------------------
                    Beverages - 0.9%             337,400   ITO EN, Ltd.                                          11,781,405
                    -------------------------------------------------------------------------------------------------------
                    Building                   1,009,800   Sanwa Shutter Corp.                                    6,598,490
                    Products - 0.5%
                    -------------------------------------------------------------------------------------------------------
                    Capital Markets - 2.6%     1,126,100   Okasan Holdings, Inc. (a)                             12,855,807
                                               1,685,000   Shinko Securities Co., Ltd.                            9,325,409
                                               1,922,900   Tokai Tokyo Securities Co. Ltd.                       13,819,978
                                                                                                            ---------------
                                                                                                                 36,001,194
                    -------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%           1,248,000   Nippon Sanso Corp.                                     9,202,136
                    -------------------------------------------------------------------------------------------------------
                    Commercial                   699,900   The Bank of Kyoto Ltd.                                 8,423,239
                    Banks - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    Consumer                     143,575   Diamond Lease Co., Ltd.                                6,704,791
                    Finance - 0.5%
                    -------------------------------------------------------------------------------------------------------
                    Electric                     136,800   Okinawa Electric Power Co., Inc.                       8,197,101
                    Utilities - 0.6%
                    -------------------------------------------------------------------------------------------------------
                    IT Services - 0.5%           273,200   TIS, Inc.                                              7,363,132
                    -------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%           1,782,000   Aioi Insurance Co., Ltd.                              13,139,588
                    -------------------------------------------------------------------------------------------------------
                    Internet Software &           14,905   Jupiter Telecommunications Co., Ltd. (a)              10,510,179
                    Services - 0.8%
                    -------------------------------------------------------------------------------------------------------
                    Machinery - 1.2%             473,800   Komori Corp.                                          11,022,807
                                                 769,000   Takuma Co., Ltd.                                       6,230,731
                                                                                                            ---------------
                                                                                                                 17,253,538
                    -------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.2%     1,365,800   Mitsui Mining & Smelting Co., Ltd.                     9,538,259
                                                 352,800   Tokyo Steel Manufacturing Co., Ltd.                    7,146,301
                                                                                                            ---------------
                                                                                                                 16,684,560
                    -------------------------------------------------------------------------------------------------------
                    Real Estate - 0.9%         1,450,300   Tokyu Land Corp.                                      12,930,889
                    -------------------------------------------------------------------------------------------------------
                    Specialty                     92,050   Yamada Denki Co., Ltd.                                10,586,647
                    Retail - 0.8%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Japan                         181,215,384
---------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.2%     Airlines - 1.2%           35,105,500   AirAsia BHD (a)                                       16,775,455
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Malaysia                       16,775,455
---------------------------------------------------------------------------------------------------------------------------
Philippines -       Commercial                 7,372,900   Bank of the Philippine Islands                         9,007,159
0.7%                Banks - 0.7%

                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the Philippines                 9,007,159
---------------------------------------------------------------------------------------------------------------------------
South Korea - 0.8%  Hotels, Restaurants &        588,500   Kangwon Land, Inc.                                    11,628,879
                    Leisure - 0.8%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in South Korea                    11,628,879
---------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%       Leisure Equipment &        2,129,000   Giant Manufacturing Co., Ltd.                          3,896,672
                    Products - 0.3%                    3   Premier Image Technology Corp.                                 4
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Taiwan                          3,896,676
---------------------------------------------------------------------------------------------------------------------------
Thailand - 0.8%     Commercial                 4,708,700   Siam Commercial Bank PCL Foreign Shares                7,808,488
                    Banks - 0.6%
                    -------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                  Shares
                    Industry                        Held   Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
                    Household Durables -      13,051,000   Land and Houses PCL Foreign Shares               $     2,818,573
                    0.2%
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Thailand                       10,627,061
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in
                                                           the Pacific Basin - 24.9%                            341,318,197
                    -------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $1,025,423,891) - 96.7%                    1,325,846,511
---------------------------------------------------------------------------------------------------------------------------

                                                           Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.1%                                 297,500   iShares Asia Trust-iShares FTSE                        2,014,681
                    -------------------------------------------------------------------------------------------------------
                                                           Total Exchange-Traded Funds
                                                           (Cost - $2,030,940) - 0.1%                             2,014,681
---------------------------------------------------------------------------------------------------------------------------

                                                           Warrants (f)
---------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%    Food Products - 0.0%         113,250   Global Bio-Chem Technology Group Co. Ltd.
                                                           (expires 5/31/2007)                                          817
                    -------------------------------------------------------------------------------------------------------
                                                           Total Warrants
                                                           (Cost - $0) - 0.0%                                           817
---------------------------------------------------------------------------------------------------------------------------

                                                    Face
                                                  Amount   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------
                    U.S. Government         $  1,313,000   U.S. Treasury Bills, 4.12% due 4/06/2006               1,312,526
                    Obligations** - 0.9%       6,066,000   U.S. Treasury Bills, 4.39% due 5/04/2006               6,042,585
                                               4,551,000   U.S. Treasury Bills, 4.49% due 6/01/2006               4,517,705
                                                                                                            ---------------
                                                                                                                 11,872,816
---------------------------------------------------------------------------------------------------------------------------

                                              Beneficial
                                                Interest
---------------------------------------------------------------------------------------------------------------------------
                                            $ 41,342,355   Merrill Lynch Liquidity Series, LLC
                                                           Cash Sweep Series I, 4.56%  (b)(h)                    41,342,355
                                              90,476,950   Merrill Lynch Liquidity Series, LLC
                                                           Money Market Series, 4.75% (b)(c)(h)                  90,476,950
                    -------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $143,689,776) - 10.5%                        143,692,121
---------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments
                                                           (Cost - $1,171,144,607*) - 107.2%                  1,471,554,130

                                                           Liabilities in Excess of Other Assets - (7.2%)       (99,260,231)
                                                                                                            ---------------
                                                           Net Assets - 100.0%                              $ 1,372,293,899
                                                                                                            ===============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,177,635,149
                                                                ===============
      Gross unrealized appreciation                             $   315,802,877
      Gross unrealized depreciation                                 (21,883,896)
                                                                ---------------
      Net unrealized appreciation                               $   293,918,981
                                                                ===============

** Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                                            Net                Interest
      Affiliate                                                           Activity              Income
      --------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $ (16,816,042)        $ 1,208,409
      Merrill Lynch Liquidity Series, LLC Money Market Series          $ (41,303,261)        $   307,144
      --------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

(e)   Depositary receipts.
(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(g) Investments in companies whereby the Fund held 5% or more of the companies outstanding securities are considered to be an affiliate, for purposes of
      Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
                                 Net           Purchase           Sales         Realized      Dividend
      Affiliate               Activity           Cost              Cost           Loss         Income
      ------------------------------------------------------------------------------------------------
      Diagnocure, Inc.         791,100       $  3,219,589       $ 264,501       $(40,088)         #
      ------------------------------------------------------------------------------------------------

#     Non-income producing security.
(h)   Variable rate security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Short sales entered into as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Shares                         Issue                            Value
      -------------------------------------------------------------------------
      96,000                  Yellow Roadway Corp.               $   (3,653,760)
      -------------------------------------------------------------------------
      Total (Proceeds - $5,304,488)                              $   (3,653,760)
                                                                 ==============

o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
             Foreign                             Settlement         Unrealized
       Currency Purchased                           Date           Depreciation
      -------------------------------------------------------------------------
      CAD      837,641                           April 2006        $     (1,007)
      JPY      363,799,875                       April 2006             (16,786)
      NOK      5,913,676                         April 2006              (1,693)
      SEK      4,036,623                         April 2006              (2,263)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net                                     $    (21,749)
      (USD Commitment - $5,244,189)                                ============

o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
            Foreign                              Settlement        Appreciation
         Currency Sold                              Date          (Depreciation)
      -------------------------------------------------------------------------
      DKK      8,961,834                         April 2006        $      1,437
      JPY      217,107,095                       April 2006               8,435
      SEK      5,327,775                         April 2006                 307
      ZAR      6,107,174                         April 2006              (7,195)
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net                                     $      2,984
      (USD Commitment - $4,971,894)                                ============

o     Currency Abbreviations:
      CAD      Canadian Dollar
      DKK      Danish Krone
      JPY      Japanese Yen
      NOK      Norwegian Krone
      SEK      Swedish Krona
      USD      U.S. Dollar
      ZAR      South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Small Cap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Small Cap Fund, Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global Small Cap Fund, Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global Small Cap Fund, Inc.

Date: May 22, 2006